STOCKHOLDERS EQUITY (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 08, 2022	Aug. 30, 2023	Aug. 30, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee stock compensation expense				$ 0	$ 19,800	$ 5,417
Option to purchase		1,800,000		1,800,000
Common stock, shares outstanding				14,482,430	14,482,430	14,482,430
Common stock, shares authorized				300,000,000,000,000	3,000,000,000
Common stock, shares authorized				2,600,000,000	2,600,000,000	2,600,000,000
Preferred stock, shares authorized				400,000,000	400,000,000	400,000,000
Class A
Share price		$ 0.446		$ 0.446
Expiry date		August 30, 2033
Common stock, shares outstanding				14,482,430	14,482,430	14,482,430
Stock issued during period, shares			4,000,000
Stock issued during period, value			$ 1,784,000
Stock issued during period for consulting service, shares	1,083
Stock issued during period for consulting service, value	$ 5,417
Common stock, shares authorized				2,600,000,000	260,000,000